Business Combinations	12 Months Ended
Dec. 31, 2021
Disclosure of business combinations [text block] [Abstract]
BUSINESS COMBINATIONS

NOTE 3: BUSINESS COMBINATIONS

a.	I.L.S Brokers Ltd.

On June 9, 2021, INX entered into a share purchase agreement with the shareholders of I.L.S. Brokers Ltd., a Company incorporated under the laws of the State of Israel (“ILSB”) for the purchase of all of the issued outstanding shares of ILSB (the “ILSB Acquisition”). The consideration paid by INX as part of the ILSB Acquisition to the shareholders was $4,327.

Mr. Datika was a shareholder of ILSB and sold his shares to INX as part of the ILSB Acquisition. Immediately prior to the ILSB Acquisition, Mr. Datika held, directly and indirectly, approximately 20% of the outstanding share capital of ILSB. Mr. Datika waived his right to receive full consideration under the ILSB Acquisition and received only an amount equal to the tax payments due by him and by his affiliated entity in connection with the ILSB Acquisition. As a result of such waiver, the consideration paid by INX as part of the ILSB Acquisition was reduced from $4,909 to $4,327. Mr. Datika is one of the founding shareholders of INX (through wholly owned company Triple-V) and INX’s CEO. The waiver of the partial consideration by Mr. Datika in the amount of $582 was recorded as a contribution to equity.

ILSB is a multinational brokerage house, established in 2001, that facilitates financial transactions between banks and offers a full range of brokerage services to several leading banks worldwide.

The following are the estimated fair values of the identifiable assets and liabilities assumed of ILSB as of the date of the acquisition:

June 9, 2021

Cash and cash equivalents	$810
Accounts receivable	1,031
Property and equipment	37
Right-of-use-assets	416
Intangible assets	2,491

Total Assets	4,785
Accounts payable and accrued expenses	(745)
Lease liability	(501)

Total liabilities	(1,246)

Net identifiable assets	3,539
Goodwill arising on acquisition	1,370
Total cost of acquisition	$4,909

Cost of Acquisition:

USD in thousands

Cash paid	4,327
Equity contribution by shareholder	582
Total cost of acquisition	4,909

Cash outflow on Acquisition:

USD in thousands

Cash paid	4,327
Cash and cash equivalents acquired	810
Net cash outflow	3,517

Intangible assets include Customer Relationships, Trade Name and License. See Note 5.

The Company estimated the fair values allocated to the assets and liabilities of ILSB (Valuation work) with the assistance of an external independent expert. The final valuation work should be completed within 12 months from the acquisition date.

From the acquisition date, ILSB has contributed net income of $254 to the consolidated net loss, and $2,278 to the consolidated revenue.

If the business combination had taken place at the beginning of the year, the effect on consolidated net loss would have been immaterial and the consolidated revenue would have been $4,164.

Acquisition costs that are directly attributable to the transaction were immaterial.

b.	INX Securities LLC (Previously named: Openfinance Securities LLC)

On January 12, 2021, INX entered into an asset purchase agreement (the “OFN Asset Purchase Agreement”) with Openfinance Holdings, Inc. and certain subsidiaries of Openfinance Holdings, Inc. (collectively, “OFN”). The consideration paid by INX as part of the OFN Acquisition to the shareholders was $3,253. Pursuant to the OFN Asset Purchase Agreement, on May 9, 2021, INX acquired various assets of OFN, including the entire share capital of Openfinance Securities, LLC (“OFN Securities”), a Pennsylvania limited liability Company, that is a registered in the United States as a broker-dealer, is a member of FINRA and operates and is recognized as an Alternative Trading System (“ATS”) by the SEC. Following the closing of the acquisition, INX now includes Openfinance broker-dealer/ATS - including its digital security listings and client base – among its wholly-owned subsidiaries.

Following the completion of the Asset Purchase Agreement on May 9, 2021, INX is currently operating the OFN Platform as INX Securities, LLC, its wholly owned subsidiary.

The following are the estimated fair values of the identifiable assets and liabilities assumed of OFN as of the date of the acquisition:

May 9, 2021

Cash and cash equivalents	$307
Other current assets	18
Intangible assets	1,914

Total Assets	2,239

Accounts payable	(3)

Total Liabilities	(3)

Net identifiable assets	2,236
Goodwill arising on acquisition	1,017
Total cost of acquisition	$3,253

Cost of Acquisition:

USD in thousands

Cash paid	2,022
Token warrant liability	735
Contingent consideration liability	496
Total cost of acquisition	3,253

Cash outflow on Acquisition:

USD in thousands

Cash paid	2,022
Cash and cash equivalents acquired	307
Net cash outflow	1,715

Intangible assets comprise License, Core Technology and Customer Relationships – see Note 5.

Contingent consideration:

As part of the purchase agreement with the previous owner of Open Finance securities, LLC., it was agreed that the previous owner would be entitled to an additional contingent consideration (“the contingent consideration”). The Group will pay the contingent consideration to the previous owner as follows:

a.	6 months from closing and contingent upon the continued operation of the platform by the Company or its affiliates- $400.

b.	12 months from closing and contingent upon the continued operation of the platform by the Company or its affiliates- additional $400.

As of the acquisition date, the fair value of the contingent consideration was estimated at $496 for both installments. The fair value was determined using the discounted rate of 26%.

As of December 31, 2021, the Company paid the first installment of $400, the Company recognized $222 through profit and Loss.

The fair value of the second installment of the contingent consideration was estimated to $400 as of December 31,2021, the Company recognized an additional amount of $82 expenses through Profit and Loss.

Token warrant liability:

As part of the consideration for the acquisition, the Company granted the shareholders of OFN, 885,000 INX Token warrants which are exercisable at a price of $0.07 per warrant. The fair value of these warrants in the amount of $735 was determined using the Black- Scholes option pricing method. These warrants were exercised in 2021.

The movement in the liability in respect of the contingent consideration (measured at level 3 of the fair value hierarchy) is as follows:

2021
USD in thousands
Balance as of January 1,	-

Liability arising from business combination	496
Payment	(400)
Changes in unsettled fair value recognized in profit or loss	304

Balance as of December 31,	400

The Company estimated the fair values allocated to the assets and liabilities of OFN (Valuation work) with the assistance of an external independent expert.

OFN has contributed a net loss of $133 to the consolidated net loss, and $193 to the consolidated revenue.

If the business combination had taken place at the beginning of the year, the effect on consolidated net loss and on consolidated revenue would have been, immaterial.

Acquisition costs that are directly attributable to the transaction were immaterial.